MFA 2023-NQM1 Trust ABS-15G

Exhibit 99.18

Client Name:
Client Project Name:	MFA 2023-NQM1
Start - End Dates:	11/27/2019 - 9/9/2022
Deal Loan Count:	278

Conditions Report 2.0

Loans in Report:	278
Loans with Conditions:	169

68 - Total Active Conditions
1 - Material Conditions
1 - Property Valuations Review Scope
1 - Category: Value
67 - Non-Material Conditions
58 - Credit Review Scope
5 - Category: Application
7 - Category: Assets
26 - Category: Credit/Mtg History
1 - Category: DTI
3 - Category: Income/Employment
6 - Category: Insurance
4 - Category: LTV/CLTV
6 - Category: Terms/Guidelines
4 - Property Valuations Review Scope
2 - Category: Appraisal
1 - Category: FEMA
1 - Category: Property
5 - Compliance Review Scope
1 - Category: Documentation
2 - Category: Repayment Ability
1 - Category: RESPA
1 - Category: State Prepayment Penalty
202 - Total Satisfied Conditions

28 - Credit Review Scope
8 - Category: Application
2 - Category: Assets
1 - Category: DTI
4 - Category: Income/Employment
6 - Category: Insurance
3 - Category: Legal Documents
4 - Category: Terms/Guidelines
158 - Property Valuations Review Scope
126 - Category: Appraisal
1 - Category: FEMA
31 - Category: Value
16 - Compliance Review Scope
2 - Category: Compliance Manual
1 - Category: Documentation
3 - Category: Right of Rescission
10 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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